                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-9545

                  Seligman Time Horizon/Harvester Series, Inc.
               (Exact name of Registrant as specified in charter)

                                 100 Park Avenue
                            New York, New York 10017
               (Address of principal executive offices) (Zip code)

                                Lawrence P. Vogel
                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 850-1864

Date of fiscal year end:                    12/31

Date of reporting period:                   6/30/05

ITEM 1.  REPORTS TO STOCKHOLDERS.

Seligman
Time Horizon/Harvester Series, Inc.

Seligman Time Horizon 30 Fund
Seligman Time Horizon 20 Fund
Seligman Time Horizon 10 Fund
Seligman Harvester Fund

Mid-Year Report
June 30, 2005

Asset Allocation Strategies
Seeking to Manage Risk
Over Time

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Seligman
141 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 141 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

Your mid-year report for Seligman Time Horizon/Harvester Series, Inc. follows this letter. The report contains the Series’ investment results, portfolios of investments, and financial statements.

For the six months ended June 30, 2005, based on the net asset value of Class A shares, Seligman Time Horizon 30 Fund posted a total return of -0.15%, Time Horizon 20 Fund returned
-0.46%, Seligman Time Horizon 10 Fund returned 0.16%, and Harvester Fund returned 0.36%. During the period, the S&P 500 Index returned -0.81% and the Lehman Brothers Government/Credit Index returned 2.75%.

We appreciate your continued support of Seligman Time Horizon/Harvester Series, Inc. and look forward to serving your investment needs for many years to come.

By Order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 17, 2005

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan
100 Park Avenue	New York, NY 10017		Services
New York, NY 10017		(212) 682-7600	Outside the
	General Counsel		United States
General Distributor	Sullivan & Cromwell LLP	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.			Telephone Access
100 Park Avenue			Service
New York, NY 10017

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman Time Horizon/Harvester Series and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each Fund as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes than an investor may pay on distributions or the redemption of shares. J. & W. Seligman & Co. Incorporated (the “Manager”) waived its fees and reimbursed expenses of each Fund other than distribution and service fees. Absent such waivers and reimbursements, returns and yields would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class B shares are calculated with and without the effect of the maximum 5% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of the date of purchase, declining to 1% in the sixth year and 0% thereafter. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% CDSC that is charged on redemptions made within 18 months of the date of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of the date of purchase.

1
The reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Series’ prospectus.

Performance and Portfolio Overview
Seligman Time Horizon 30 Fund

Investment Results

Total Returns
For Periods Ended June 30, 2005

			Average Annual

Class A	Six Months*		One Year	Five Years		Since Inception†

With Sales Charge	(4.93	) %	3.48%	(2.58	) %	(1.52	) %

Without Sales Charge	(0.15)		8.62	(1.64)		(0.63)

Class B

With CDSC**	(5.45)		2.88	(2.71)		(1.83)

Without CDSC	(0.47)		7.88	(2.33)		(1.31)

Class C

With Sales Charge and CDSC	(2.39)		5.79	(2.54)		(1.53)

Without Sales Charge and CDSC	(0.47)		7.88	(2.33)		(1.36)

Class D

With 1% CDSC	(1.47)		6.88	n/a		n/a

Without CDSC	(0.47)		7.88	(2.33)		(1.36)

Benchmark

S&P 500 Index***	(0.81)		6.32	(2.37)		(2.11)

Net Asset Value Per Share

	6/30/05	12/31/04	6/30/04

Class A	$6.55	$6.56	$6.03

Class B	6.30	6.33	5.84

Class C	6.30	6.33	5.84

Class D	6.30	6.33	5.84

See footnotes on page 7.

Performance and Portfolio Overview
Seligman Time Horizon 20 Fund

Investment Results

Total Returns
For Periods Ended June 30, 2005

			Average Annual

Class A	Six Months*		One Year	Five Years		Since Inception†

With Sales Charge	(5.24	) %	3.17%	(2.64	) %	(1.62	) %

Without Sales Charge	(0.46)		8.32	(1.69)		(0.73)

Class B

With CDSC**	(5.76)		2.60	(2.80)		(1.98)

Without CDSC	(0.80)		7.60	(2.43)		(1.47)

Class C

With Sales Charge and CDSC	(2.72)		5.51	(2.64)		(1.69)

Without Sales Charge and CDSC	(0.80)		7.60	(2.43)		(1.51)

Class D

With 1% CDSC	(1.79)		6.60	n/a		n/a

Without CDSC	(0.80)		7.60	(2.43)		(1.51)

Benchmark

S&P 500 Index***	(0.81)		6.32	(2.37)		(2.11)

Net Asset Value Per Share

	6/30/05	12/31/04	6/30/04

Class A	$6.51	$6.53	$6.01

Class B	6.23	6.28	5.79

Class C	6.23	6.28	5.79

Class D	6.23	6.28	5.79

See footnotes on page 7.

Performance and Portfolio Overview
Seligman Time Horizon 10 Fund

Investment Results

Total Returns
For Periods Ended June 30, 2005

		Average Annual

Class A	Six Months*	One Year	Five Years	Since Inception†

With Sales Charge	(4.62)%	2.92%	(2.78)%	(1.72)%

Without Sales Charge	0.16	8.08	(1.83)	(0.84)

Class B

With CDSC**	(5.31)	2.23	(2.94)	(2.11)

Without CDSC	(0.33)	7.23	(2.57)	(1.60)

Class C

With Sales Charge and CDSC	(2.28)	5.13	(2.78)	(1.75)

Without Sales Charge and CDSC	(0.33)	7.23	(2.57)	(1.58)

Class D

With 1% CDSC	(1.32)	6.23	n/a	n/a

Without CDSC	(0.33)	7.23	(2.57)	(1.63)

Benchmark

S&P 500 Index***	(0.81)	6.32	(2.37)	(2.11)

Net Asset Value Per Share

	6/30/05	12/31/04	6/30/04

Class A	$6.19	$6.18	$5.78

Class B	6.09	6.10	5.70

Class C	6.09	6.11	5.70

Class D	6.09	6.11	5.70

See footnotes on page 7.

Performance and Portfolio Overview
Seligman Harvester Fund

Investment Results

Total Returns
For Periods Ended June 30, 2005

			Average Annual

Class A	Six Months*		One Year	Five Years		Since Inception†

With Sales Charge	(4.47	) %	1.73%	(3.16	) %	(2.63	) %

Without Sales Charge	0.36		6.75	(2.21)		(1.76)

Class B

With CDSC**	(4.99)		0.96	(3.34)		(3.00)

Without CDSC	(0.01)		5.96	(2.99)		(2.52)

Class C

With Sales Charge and CDSC	(2.06)		3.98	(3.18)		(2.72)

Without Sales Charge and CDSC	(0.01)		5.96	(2.99)		(2.54)

Class D

With 1% CDSC	(1.00)		4.96	n/a		n/a

Without CDSC	(0.01)		5.96	(2.99)		(2.54)

Benchmarks

Lehman Brothers Government/Credit Index***	2.75		7.26	7.71		7.86

S&P 500 Index***	(0.81)		6.32	(2.37)		(2.11)

Net Asset Value Per Share				Dividends Per Share and Yield Information For the Periods Ended June 30, 2005

	6/30/05	12/31/04	6/30/04	Dividendsø	SEC 30-Day Yield‡

Class A	$5.51	$5.53	$5.26	$0.039	1.76%

Class B	5.51	5.53	5.26	0.019	1.09

Class C	5.51	5.53	5.26	0.019	1.09

Class D	5.51	5.53	5.26	0.019	1.10

See footnotes on page 7.

Performance and Portfolio Overview

*	Returns for periods of less than one year are not annualized.
**	The CDSC is 5% for periods of one year or less, 2% for the five-year period, and 1% since inception.
***

The Lehman Brothers Government/Credit Index (“Lehman Index”) and the Standard & Poor’s 500 Composite Stock Index (“S&P 500”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes, fees and sales charges. The Lehman Index is composed of all bonds that are investment grade (rated Baa or higher by Moody’s or BBB or higher by S&P, if unrated by Moody’s). The S&P 500 measures the performance of 500 of the largest US companies based on market capitalization. Investors cannot invest directly in an index.

†

Commencement of investment operations for Class A shares was 1/10/00. Class A share returns were computed from the commencement of investment operations. Class B, C, and D shares were offered to the public on 1/10/00, but were first issued at the dates indicated below. Total returns for Class B, C, and D shares of the Fund have been computed from the commencement of investment operations and incorporate the total return of Class A shares of the Fund from the commencement of investment operations through the initial issuance date of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date. The total returns of Class B, C, and D shares from their individual initial issuance dates would be different, and may be lower, than those shown above. See the Financial Highlights table beginning on page 28 for total returns for each class of shares from their individual initial issuance dates.

	Class B	Class C	Class D

Time Horizon 30 Fund	4/24/00	2/8/00	2/14/00

Time Horizon 20 Fund	3/21/00	1/18/00	1/21/00

Time Horizon 10 Fund	2/18/00	3/6/00	2/15/00

Harvester Fund	2/17/00	1/18/00	2/29/00

ø	Represents the per share amount paid or declared for the period ended June 30, 2005.
‡

Current yield, representing the annualized yield for the 30-day period ended June 30, 2005, has been computed in accordance with SEC regulations and will vary. During the period, the Manager waived its fees and reimbursed other expenses. Without these waivers/reimbursements, the yields would be as follows:

Class A	Class B	Class C	Class D

1.18%	0.48%	0.49%	0.49%

Performance and Portfolio Overview

Seligman Time Horizon 30 Fund

Allocation to Underlying Funds	Percent of Portfolio

	6/30/05	12/31/04

Domestic Equity Funds	59.8	59.9

Global Equity Funds	40.2	40.1

Total	100.0	100.0

Seligman Time Horizon 20 Fund

Allocation to Underlying Funds	Percent of Portfolio

	6/30/05	12/31/04

Domestic Equity Funds	62.8	63.0

Global Equity Funds	37.2	37.0

Total	100.0	100.0

Seligman Time Horizon 10 Fund

Allocation to Underlying Funds	Percent of Portfolio

	6/30/05	12/31/04

Domestic Equity Funds	54.9	55.0

Fixed Income Funds	10.1	10.0

Global Equity Funds	25.0	25.1

REIT Fund	10.0	9.9

Total	100.0	100.0

Seligman Harvester Fund

Allocation to Underlying Funds	Percent of Portfolio

	6/30/05	12/31/04

Domestic Equity Funds	44.9	45.0

Fixed Income Funds	30.1	30.0

Global Equity Fund	10.0	10.1

REIT Fund	15.0	14.9

Total	100.0	100.0

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing expenses only, and will not help you determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of January 1, 2005 and held for the entire six-month period ended June 30, 2005.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratio of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

(Continued on next page.)

Understanding and Comparing
Your Fund’s Expenses (continued)

			Actual		Hypothetical

Fund	Beginning Account Value 1/1/05	Annualized Expense Ratio*	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05	Ending Account Value 6/30/05	Expenses Paid During Period** 1/1/05 to 6/30/05

Time Horizon 30 Fund

Class A	$1,000.00	0.45%	$998.50	$2.23	$1,022.56	$2.26

Class B	1,000.00	1.21	995.30	5.99	1,018.79	6.06

Class C	1,000.00	1.21	995.30	5.99	1,018.79	6.06

Class D	1,000.00	1.21	995.30	5.99	1,018.79	6.06

Time Horizon 20 Fund

Class A	1,000.00	0.45	995.40	2.23	1,022.56	2.26

Class B	1,000.00	1.21	992.00	5.98	1,018.79	6.06

Class C	1,000.00	1.21	992.00	5.98	1,018.79	6.06

Class D	1,000.00	1.21	992.00	5.98	1,018.79	6.06

Time Horizon 10 Fund

Class A	1,000.00	0.37	1,001.60	1.84	1,022.96	1.86

Class B	1,000.00	1.13	996.70	5.59	1,019.19	5.66

Class C	1,000.00	1.13	996.70	5.59	1,019.19	5.66

Class D	1,000.00	1.13	996.70	5.59	1,019.19	5.66

Harvester

Class A	1,000.00	0.37	1,003.60	1.84	1,022.96	1.86

Class B	1,000.00	1.13	999.90	5.60	1,019.19	5.66

Class C	1,000.00	1.13	999.90	5.60	1,019.19	5.66

Class D	1,000.00	1.13	999.90	5.60	1,019.19	5.66

*

Expenses of Class B, Class C, and Class D shares are higher than expenses of Class A shares due to the higher 12b-1 fees paid by Class B, Class C, and Class D shares. See the Series’ prospectus for a description of each share class and its expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, is waiving its investment management fee and reimbursing a portion of each Fund’s expenses, other than distribution and service fees (Note 3). Absent such waiver/reimbursement, the expense ratios and expenses paid for the period would have been higher.

**

Expenses are equal to the Fund’s annualized expense ratio based on actual expenses for the period January 1, 2005 to June 30, 2005, multiplied by the average account value over the period, multiplied by 181/365 (number of days in the period).

Portfolios of Investments (unaudited)
 June 30, 2005

Seligman Time Horizon 30 Fund
	Shares	Value

Domestic Equity Funds 59.5%

Seligman Capital Fund*	115,196	$2,256,690

Seligman Communications and Information Fund*	67,128	1,640,608

Seligman Frontier Fund*	24,158	304,149

Seligman Growth Fund*	78,932	304,678

Seligman Large-Cap Value Fund	25,069	299,825

Seligman Smaller-Cap Value Fund*Ø	84,871	1,323,139

		6,129,089

Global Equity Funds 40.1%

Seligman Emerging Markets Fund*	110,446	1,031,565

Seligman Global Smaller Companies Fund*	164,219	2,591,376

Seligman International Growth Fund*	41,860	504,413

		4,127,354

Total Investments (Cost $8,716,401) 99.6%		10,256,443

Other Assets Less Liabilities 0.4%		42,139

Net Assets 100.0%		$10,298,582

Seligman Time Horizon 20 Fund
	Shares	Value
Domestic Equity Funds 62.6%

Seligman Capital Fund*	217,994	$4,270,503

Seligman Communications and Information Fund*	87,563	2,140,040

Seligman Frontier Fund*	51,062	642,871

Seligman Growth Fund*	485,788	1,875,142

Seligman Large-Cap Value Fund	156,495	1,871,680

Seligman Smaller-Cap Value Fund*Ø	165,316	2,577,276

		13,377,512

Global Equity Funds 37.1%

Seligman Emerging Markets Fund*	229,013	2,138,982

Seligman Global Smaller Companies Fund*	234,085	3,693,861

Seligman International Growth Fund*	173,614	2,092,048

		7,924,891

Total Investments (Cost $19,117,973) 99.7%		21,302,403

Other Assets Less Liabilities 0.3%		72,758

Net Assets 100.0%		$21,375,161

See footnotes on page 12.

Portfolios of Investments (unaudited)
 June 30, 2005

Seligman Time Horizon 10 Fund
	Shares	Value
Domestic Equity Funds 54.1%

Seligman Capital Fund*	263,447	$5,160,927

Seligman Communications and Information Fund*	105,551	2,579,666

Seligman Growth Fund*	601,312	2,321,064

Seligman Large-Cap Value Fund	193,297	2,311,832

Seligman Smaller-Cap Value Fund*Ø	115,581	1,801,908

		14,175,397

Fixed-Income Funds 9.9%

Seligman High-Yield Bond Series	762,448	2,592,323

Global Equity Funds 24.7%

Seligman Emerging Markets Fund*	138,479	1,293,394

Seligman Global Smaller Companies Fund*	163,967	2,587,399

Seligman International Growth Fund*	213,888	2,577,351

		6,458,144

REIT Fund 9.9%

Seligman LaSalle Monthly Dividend Real Estate Fund	273,452	2,586,858

Total Investments (Cost $24,128,447) 98.6%		25,812,722

Other Assets Less Liabilities 1.4%		368,988

Net Assets 100.0%		$26,181,710

Seligman Harvester Fund

	Shares	Value
Domestic Equity Funds 44.7%

Seligman Capital Fund*	86,697	$1,698,394

Seligman Common Stock Fund*	164,366	1,860,623

Seligman Growth Fund*	526,382	2,031,835

Seligman Large-Cap Value Fund	169,210	2,023,752

		7,614,604

Fixed-Income Funds 30.0%

Seligman High-Yield Bond Series	500,555	1,701,887

Seligman Investment Grade Fixed Income Fund	233,135	1,706,548

Seligman U.S. Government Securities Series	240,380	1,704,294

		5,112,729

Global Equity Fund 9.9%

Seligman International Growth Fund*	140,420	1,692,061

REIT Fund 15.0%

Seligman LaSalle Monthly Dividend Real Estate Fund	269,311	2,547,682

Total Investments (Cost $16,204,935) 99.6%		16,967,076

Other Assets Less Liabilities 0.4%		63,327

Net Assets 100.0%		$17,030,403

* Non-income producing security.
Ø Security paid capital gain distributions in the twelve months ended June 30, 2005.
See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2005

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund
Assets:

Investments in Underlying Funds, at value
(see portfolios of investments)	$10,256,443	$21,302,403	$25,812,722	$16,967,076

Cash	33,636	52,507	—	215,752

Prepaid registration fees	19,372	19,517	19,412	19,607

Receivable for Capital Stock sold	1,662	41,799	253,441	31,256

Receivable for investments sold	—	—	151,916	—

Dividends receivable	—	—	6,138	7,357

Receivable from Manager	10,936	10,624	11,652	13,307

Other	660	741	777	747

Total Assets	10,322,709	21,427,591	26,256,058	17,255,102

Liabilities:

Bank overdraft	—	—	1,396	—

Payable for investments purchased	—	20,508	32,516	142,675

Payable for Capital Stock repurchased	3,004	1,375	1,414	46,566

Distribution and service fees payable	4,233	9,655	14,233	8,074

Dividends payable	—	—	—	6,327

Accrued expenses and other	16,890	20,892	24,789	21,057

Total Liabilities	24,127	52,430	74,348	224,699

Net Assets	$10,298,582	$21,375,161	$26,181,710	$17,030,403

Composition of Net Assets:

Capital Stock, at $0.001 par value:

Class A	$695	$1,183	$1,514	$1,099

Class B	351	686	848	651

Class C	448	1,249	1,490	1,086

Class D	112	260	422	253

Additional paid-in capital	9,023,710	20,079,491	27,531,808	18,482,797

Accumulated net investment income (loss)	(44,142)	(93,468)	35,908	10,052

Accumulated net realized loss	(222,634)	(798,670)	(3,074,555)	(2,227,676)

Net unrealized appreciation of investments	1,540,042	2,184,430	1,684,275	762,141

Net Assets	$10,298,582	$21,375,161	$26,181,710	$17,030,403

Investments in Underlying Funds, at cost	$8,716,401	$19,117,973	$24,128,447	$16,204,935

(Continued on page 14.)

Statement of Assets and Liabilities (unaudited)
June 30, 2005

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund
Net Assets:

Class A	$4,555,488	$7,700,236	$9,370,643	$6,059,457

Class B	2,216,886	4,273,136	5,163,535	3,588,837

Class C	2,822,104	7,784,061	9,075,610	5,987,368

Class D	704,104	1,617,728	2,571,922	1,394,741

Shares of Capital Stock Outstanding:

Class A	695,261	1,182,832	1,513,485	1,098,726

Class B	351,678	685,817	847,980	650,779

Class C	447,681	1,249,267	1,490,468	1,085,719

Class D	111,688	259,633	422,378	252,918

Net Asset Value per Share:

Class A	$6.55	$6.51	$6.19	$5.51

Class B	$6.30	$6.23	$6.09	$5.51

Class C	$6.30	$6.23	$6.09	$5.51

Class D	$6.30	$6.23	$6.09	$5.51

See Notes to Financial Statements.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2005

	Seligman Time Horizon 30 Fund	Seligman Time Horizon 20 Fund	Seligman Time Horizon 10 Fund	Seligman Harvester Fund
Investment Income:

Dividends from Underlying Funds	$—	$—	$136,950	$168,792

Expenses:

Registration	25,312	26,055	26,734	26,149

Distribution and service fees	20,525	47,435	57,029	40,799

Auditing and legal fees	8,616	11,795	13,454	11,344

Management fees	4,866	9,874	11,488	8,264

Directors’ fees and expenses	2,497	2,623	2,663	2,581

Shareholder reports and communications	3,782	5,732	6,319	5,832

Shareholder account services	1,952	5,266	5,111	5,826

Custody and related services	2,658	3,440	4,069	2,636

Miscellaneous	1,579	1,914	2,031	1,893

Total Expenses Before Waiver/Reimbursement	71,787	114,134	128,898	105,324

Waiver/reimbursement of expenses (Note 3)	(29,403)	(22,442)	(29,644)	(33,770)

Total Expenses After Waiver/Reimbursement	42,384	91,692	99,254	71,554

Net Investment Income (Loss)	(42,384)	(91,692)	37,696	97,238

Net Realized and Unrealized Gain (Loss)
on Investments:

Net realized loss on investments	(31,926)	(162,181)	(38,508)	(89,348)

Net change in unrealized appreciation
of investments	52,140	184,493	83,347	57,371

Net Gain (Loss) on Investments	20,214	22,312	44,839	(31,977)

Increase (Decrease) in Net Assets from
Operations	$(22,170)	$(69,380)	$82,535	$65,261

See Notes to Financial Statements.

Statements of Changes in Net Assets
 (unaudited)

	Seligman Time Horizon 30 Fund		Seligman Time Horizon 20 Fund

	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04

Operations:

Net investment loss	$(42,384)	$(74,739)	$(91,692)	$(157,405)

Net realized loss on investments and capital
gain distributions from Underlying Funds	(31,926)	(22,826)	(162,181)	(151,529)

Net change in unrealized appreciation/
depreciation of investments	52,140	1,322,486	184,493	2,671,795

Increase (Decrease) in Net Assets from
Operations	(22,170)	1,224,921	(69,380)	2,362,861

Capital Share Transactions:

Net proceeds from sales of shares	1,065,149	2,572,022	3,644,026	4,123,487

Exchanged from associated funds	600,125	756,250	1,043,460	2,191,466

Total	1,665,274	3,328,272	4,687,486	6,314,953

Cost of shares repurchased	(1,124,112)	(1,543,562)	(2,063,316)	(3,892,349)

Exchanged into associated funds	(33,836)	(181,793)	(328,655)	(155,303)

Total	(1,157,948)	(1,725,355)	(2,391,971)	(4,047,652)

Increase in Net Assets from
Capital Share Transactions	507,326	1,602,917	2,295,515	2,267,301

Increase in Net Assets	485,156	2,827,838	2,226,135	4,630,162

Net Assets:

Beginning of period	9,813,426	6,985,588	19,149,026	14,518,864

End of Period*	$10,298,582	$9,813,426	$21,375,161	$19,149,026

*	Including accumulated net investment loss	$(44,142)	$(1,758)	$(93,468)	$(1,776)
See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited) (continued)

	Seligman Time Horizon 10 Fund		Seligman Harvester Fund

	Six Months Ended 6/30/05	Year Ended 12/31/04	Six Months Ended 6/30/05	Year Ended 12/31/04

Operations:

Net investment income	$37,696	$51,309	$97,238	$141,127

Net realized loss on investments and capital
gain distributions from Underlying Funds	(38,508)	(229,864)	(89,348)	(527,397)

Net change in unrealized appreciation/
depreciation of investments	83,347	2,461,030	57,371	1,768,646

Increase in Net Assets from Operations	82,535	2,282,475	65,261	1,382,376

Distributions to Shareholders:

Net investment income:

Class A	—	(28,456)	(42,260)	(51,909)

Class B	—	(7,352)	(13,280)	(31,434)

Class C	—	(12,403)	(21,154)	(47,901)

Class D	—	(3,098)	(4,448)	(9,883)

Total	—	(51,309)	(81,142)	(141,127)

Dividends in excess of net investment income:

Class A	—	(36,943)	—	(28,753)

Class B	—	(9,545)	—	(17,411)

Class C	—	(16,103)	—	(26,533)

Class D	—	(4,022)	—	(5,475)

Total	—	(66,613)	—	(78,172)

Decrease in Net Assets from Distributions	—	(117,922)	(81,142)	(219,299)

Capital Share Transactions:

Net proceeds from sales of shares	4,176,323	5,076,443	2,405,952	3,509,213

Exchanged from associated funds	2,802,374	2,482,468	823,130	2,144,064

Investment of dividends	—	109,424	68,519	188,135

Total	6,978,697	7,668,335	3,297,601	5,841,412

Cost of shares repurchased	(1,757,547)	(3,765,717)	(2,113,585)	(5,305,935)

Exchanged into associated funds	(775,888)	(849,847)	(417,441)	(731,721)

Total	(2,533,435)	(4,615,564)	(2,531,026)	(6,037,656)

Increase (Decrease) in Net Assets from
Capital Share Transactions	4,445,262	3,052,771	766,575	(196,244)

Increase in Net Assets	4,527,797	5,217,324	750,694	966,833

Net Assets:

Beginning of period	21,653,913	16,436,589	16,279,709	15,312,876

End of Period*	$26,181,710	$21,653,913	$17,030,403	$16,279,709

*	Including undistributed/accumulated
	net investment income (loss)	$35,908	$(1,788)	$10,052	$(6,043)
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.

Multiple Classes of Shares — Seligman Time Horizon/Harvester Series, Inc. (the “Series”) consists of four separate funds: Seligman Time Horizon 30 Fund (“Time Horizon 30 Fund”), Seligman Time Horizon 20 Fund (“Time Horizon 20 Fund”), Seligman Time Horizon 10 Fund (“Time Horizon 10 Fund”), and Seligman Harvester Fund (“Harvester Fund”). Each Fund invests in a combination of Class A shares of other Seligman mutual funds (the “Underlying Funds”).

Each Fund of the Series offers four classes of shares — Class A shares, Class B shares, Class C shares, and Class D shares. Class A shares are sold with an initial sales charge of up to 4.75%. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase.

Class B shares are sold without an initial sales charge but are subject to a distribution fee of 0.75% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will automatically convert to Class A shares approximately eight years after their date of purchase. If Class B shares of the Fund are exchanged for Class B shares of another Seligman registered investment company, the holding period of the shares exchanged will be added to the holding period of the shares acquired, both for determining the applicable CDSC and the conversion of Class B shares to Class A shares.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The four classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.

Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

a.

Security Valuation — Underlying Funds owned by a Fund are valued at their respective net asset values. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Notes to Financial Statements (unaudited)

	b.	Federal Taxes — Each Fund in the Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c.

Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Dividends receivable are recorded on ex-dividend dates. Interest income is recorded on an accrual basis.

d.

Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 2005, distribution and service fees were the only class-specific expenses.

	e.	Distributions to Shareholders — Dividends and distributions to shareholders are recorded on ex-dividend dates.

3.

Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.10% per annum of each Fund’s average daily net assets. The Manager has voluntarily undertaken to waive its management fee and reimburse each Fund’s expenses, other than distribution and service fees, that exceed 0.50% per annum of the Fund’s average daily net assets through March 31, 2005. Beginning April 1, 2005 through December 31, 2006, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund’s expenses in order to limit Fund expenses (other than distribution and service fees) to 0.40% per annum of average daily net assets for Time Horizon 30 Fund and Time Horizon 20 Fund and to limit Fund expenses to 0.25% per annum of average daily net assets for Time Horizon 10 Fund and Harvester Fund. From January 1, 2007 through December 31, 2010, the Manager has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses, other than distribution and service fees, that exceed 0.75% per annum of average daily net assets.

For the six months ended June 30, 2005, the amount of expenses waived and reimbursed by the Manager and the amount receivable from the Manager at June 30, 2005 were as follows:

		Receivable
	Waiver and	from
Fund	Reimbursements	Manager

Time Horizon 30 Fund	$29,403	$10,936

Time Horizon 20 Fund	22,442	10,624

Time Horizon 10 Fund	29,644	11,652

Harvester Fund	33,770	13,307

Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Series’ shares and an affiliate of the Manager, received the following concessions for sales of Class A shares after commissions were paid to dealers for sales of Class A and Class C shares:

	Distributor	Dealer		Distributor	Dealer
Fund	Concessions	Commissions	Fund	Concessions	Commissions

Time Horizon 30 Fund	$2,463	$19,538	Time Horizon 10 Fund	$5,489	$47,405

Time Horizon 20 Fund	4,053	32,495	Harvester Fund	4,681	35,075

Notes to Financial Statements (unaudited)

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A, Class B, Class C, and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing service fee of up to 0.25% per annum of the average daily net assets attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. To avoid any duplication of the service fee, the service fees to be paid by each class of a Fund will be reduced by the dollar amount of any service fees paid by the Underlying Funds with respect to shares owned by the Fund.

For the six months ended June 30, 2005, service fees incurred by the Time Horizon 30 Fund, Time Horizon 20 Fund, Time Horizon 10 Fund, and the Harvester Fund (net of service fees paid by underlying funds), aggregated $69, $114, $158, and $97, respectively, or 0.00% per annum of the average daily net assets of Class A shares.

Under the Plan, with respect to Class C and Class D shares, service organizations may receive up to 0.75% per annum of the average daily net assets for providing other distribution assistance. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan.

With respect to Class B shares, a distribution fee of 0.75% per annum of the average daily net assets is payable monthly by the Funds to the Distributor; however, the Distributor has sold its rights to this fee with respect to a substantial portion of Class B shares to third parties (the “Purchasers”), which provide funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares. Distribution fees retained by the Distributor, for the six months ended June 30, 2005, were as follows:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$—	Time Horizon 10 Fund	$11

Time Horizon 20 Fund	36	Harvester Fund	—

For the six months ended June 30, 2005, the service fees and distribution fees incurred under the Plan (net of service fees paid by Underlying Funds), and their equivalent per annum percentage of the average daily net assets of Class B, Class C, and Class D shares, were as follows:

Fund	Class B	Class C	Class D	Fee Rate

Time Horizon 30 Fund	$7,708	$10,141	$2,607	0.76%

Time Horizon 20 Fund	15,435	26,352	5,534	0.76

Time Horizon 10 Fund	16,692	31,843	8,336	0.76

Harvester Fund	13,912	22,206	4,584	0.76

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the six months ended June 30, 2005, such charges amounted to $407 for Time Horizon 30 Fund, $468 for Time Horizon 20 Fund, $1,491 for Time Horizon 10 Fund and $383 for Harvester Fund. The Distributor has sold its rights to the Purchasers to collect any CDSC imposed on redemptions of Class B shares.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Series, as well as distribution and service fees pursuant to the Plan. For the six months ended June 30, 2005, Seligman Services, Inc. received commissions from the sale of shares of each Fund and distribution and service fees, pursuant to the Plan, as follows:

Fund	Commissions	Distribution and Service Fees	Fund	Commissions	Distribution and Service Fees

Time Horizon 30 Fund	$55	$323	Time Horizon 10 Fund	$—	$267

Time Horizon 20 Fund	246	945	Harvester Fund	234	283

Notes to Financial Statements (unaudited)

Seligman Data Corp., which is owned by certain associated investment companies, charged the Series at cost the following amounts for shareholder account services in accordance with a methodology approved by the Series’ directors:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,952	Time Horizon 10 Fund	$5,111

Time Horizon 20 Fund	5,266	Harvester Fund	5,826

Costs of Seligman Data Corp. directly attributable to each Fund were charged to the Fund. The remaining charges were allocated to the Funds by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued theron is included in directors’ fees and expenses, and the accumulated balances thereof at June 30, 2005, included in other liabilities, were as follows:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$1,792	Time Horizon 10 Fund	$1,823

Time Horizon 20 Fund	1,811	Harvester Fund	1,818

4.	Purchases and Sales of Securities — Purchases and sales of portfolio securities (Underlying Funds), excluding short-term investments, for the six months ended June 30, 2005, were as follows:

Fund	Purchases	Sales	Fund	Purchases	Sales

Time Horizon 30 Fund	$645,239	$167,533	Time Horizon 10 Fund	$4,626,055	$353,073

Time Horizon 20 Fund	2,688,025	520,197	Harvester Fund	1,999,934	1,288,252

5.

Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented below is based on operating results for the six months ended June 30, 2005, and will vary from the final tax information as of the Fund’s year end.

At June 30, 2005, the cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost	Fund	Tax Basis Cost

Time Horizon 30 Fund	$8,755,825	Time Horizon 10 Fund	$24,601,570

Time Horizon 20 Fund	19,601,858	Harvester Fund	16,790,699

Notes to Financial Statements (unaudited)

The tax basis cost was greater than the cost for financial reporting purposes primarily due to the following tax deferral of losses on wash sales:

Fund	Amount	Fund	Amount

Time Horizon 30 Fund	$39,424	Time Horizon 10 Fund	$473,123

Time Horizon 20 Fund	483,885	Harvester Fund	585,764

At June 30, 2005, the tax basis components of accumulated earnings (losses) were as follows:

	Time Horizon 30 Fund	Time Horizon 20 Fund	Time Horizon 10 Fund	Harvester Fund

Gross unrealized appreciation of portfolio securities	$1,542,252	$2,228,177	$1,700,846	$754,690

Gross unrealized depreciation of portfolio securities	(41,634)	(527,632)	(489,694)	(578,313)

Net unrealized appreciation of portfolio securities	1,500,618	1,700,545	1,211,152	176,377

Capital loss carryforwards	(188,320)	(378,412)	(2,558,996)	(1,599,262)

Current period net realized gain	5,110	63,627	(13,489)	(51,698)

Undistributed income	—	—	37,731	11,870

Total accumulated earnings (losses)	$1,317,408	$1,385,760	$(1,323,602)	$(1,462,713)

At December 31, 2004, each Fund had a net capital loss carryforward for federal income tax purposes which is available for offset against future taxable net capital gains. The loss carryforwards expire as follows:

Expiration	2009	2010	2011	2012	Total

Time Horizon 30 Fund			$167,882	$20,438	$188,320

Time Horizon 20 Fund			378,412		378,412

Time Horizon 10 Fund		$933,400	1,535,611	119,985	2,588,996

Harvester Fund	$262,299		874,015	462,948	1,599,262

Accordingly, no capital gains distributions are expected to be paid to shareholders of these Funds until net capital gains have been realized in excess of the available capital loss carryforward.

For the six months ended June 30, 2005 and the year ended December 31, 2004, the tax characterization of distributions to shareholders was the same as for financial reporting purposes.

Notes to Financial Statements (unaudited)

6.

Capital Stock Share Transactions — The Board of Directors, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. The Series has authorized 4,000,000,000 shares all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

Time Horizon 30 Fund	Six Months Ended June 30, 2005		Year Ended December 31, 2004

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	97,458	$626,251	190,061	$1,112,466

Exchanged from associated funds	36,608	235,857	72,724	443,224

Converted from Class B*	1,231	7,968	727	4,250

Total	135,297	870,076	263,512	1,559,940

Cost of shares repurchased	(82,776)	(527,824)	(88,375)	(517,442)

Exchanged into associated funds	(2,210)	(13,734)	(5,768)	(35,034)

Total	(84,986)	(541,558)	(94,143)	(552,476)

Increase	50,311	$328,518	169,369	$1,007,464

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	30,384	$187,779	92,397	$535,390

Exchanged from associated funds	42,008	259,733	27,514	160,926

Total	72,392	447,512	119,911	696,316

Cost of shares repurchased	(42,462)	(266,231)	(49,158)	(280,372)

Exchanged into associated funds	(2,230)	(13,200)	(14,186)	(82,571)

Converted to Class A*	(1,278)	(7,968)	(751)	(4,250)

Total	(45,970)	(287,399)	(64,095)	(367,193)

Increase	26,422	$160,113	55,816	$329,123

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	31,379	$193,919	145,321	$824,510

Exchanged from associated funds	9,706	59,698	3,012	17,406

Total	41,085	253,617	148,333	841,916

Cost of shares repurchased	(28,280)	(175,595)	(87,348)	(508,478)

Exchanged into associated funds	—	—	(3,345)	(19,854)

Total	(28,280)	(175,595)	(90,693)	(528,332)

Increase	12,805	$78,022	57,640	$313,584

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	9,154	$57,201	17,338	$99,656

Exchanged from associated funds	7,185	44,838	24,381	134,694

Total	16,339	102,039	41,719	234,350

Cost of shares repurchased	(24,812)	(154,463)	(40,159)	(237,270)

Exchanged into associated funds	(1,129)	(6,902)	(8,101)	(44,334)

Total	(25,941)	(161,365)	(48,260)	(281,604)

Decrease	(9,602)	$(59,326)	(6,541)	$(47,254)

See footnote on page 26.

Notes to Financial Statements  (unaudited)

Time Horizon 20 Fund	Six Months Ended June 30, 2005		Year Ended December 31, 2004

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	216,824	$1,383,513	361,390	$2,143,950

Exchanged from associated funds	86,862	554,018	212,964	1,247,625

Conversion from Class B*	3,363	21,403	—	—

Total	307,049	1,958,934	574,354	3,391,575

Cost of shares repurchased	(198,145)	(1,266,859)	(285,067)	(1,677,393)

Exchanged into associated funds	(24,693)	(156,728)	(11,495)	(67,609)

Total	(222,838)	(1,423,587)	(296,562)	(1,745,002)

Increase	84,211	$535,347	277,792	$1,646,573

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	84,816	$514,040	120,409	$683,202

Exchanged from associated funds	40,861	250,045	95,020	544,908

Total	125,677	764,085	215,429	1,228,110

Cost of shares repurchased	(65,458)	(397,359)	(105,327)	(614,001)

Exchanged into associated funds	(14,676)	(91,920)	(3,141)	(16,705)

Conversion to Class A*	(3,509)	(21,403)	—	—

Total	(83,643)	(510,682)	(108,468)	(630,706)

Increase	42,034	$253,403	106,961	$597,404

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	234,146	$1,429,331	195,971	$1,123,507

Exchanged from associated funds	34,181	207,320	27,129	156,978

Total	268,327	1,636,651	223,100	1,280,485

Cost of shares repurchased	(57,153)	(346,072)	(202,538)	(1,158,981)

Exchanged into associated funds	(11,285)	(68,785)	(8,155)	(48,778)

Total	(68,438)	(414,857)	(210,693)	(1,207,759)

Increase	199,889	$1,221,794	12,407	$72,726

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	51,461	$317,142	29,586	$172,828

Exchanged from associated funds	5,163	32,077	42,663	241,955

Total	56,624	349,219	72,249	414,783

Cost of shares repurchased	(8,671)	(53,026)	(76,330)	(441,974)

Exchanged into associated funds	(1,810)	(11,222)	(4,070)	(22,211)

Total	(10,481)	(64,248)	(80,400)	(464,185)

Increase (decrease)	46,143	$284,971	(8,151)	$(49,402)

See footnote on page 26.

Notes to Financial Statements (unaudited)

Time Horizon 10 Fund	Six Months Ended June 30, 2005		Year Ended December 31, 2004

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	308,500	$1,857,923	346,943	$1,977,385

Exchanged from associated funds	118,663	713,658	209,361	1,213,167

Converted from Class B*	4,842	29,268	20,479	119,979

Investment of dividends	—	—	10,323	62,558

Total	432,005	2,600,849	587,106	3,373,089

Cost of shares repurchased	(99,252)	(602,914)	(142,543)	(813,780)

Exchanged into associated funds	(1,609)	(9,596)	(60,023)	(341,650)

Total	(100,861)	(612,510)	(202,566)	(1,155,430)

Increase	331,144	$1,988,339	384,540	$2,217,659

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	120,100	$715,943	100,214	$565,107

Exchanged from associated funds	80,083	478,218	65,237	363,409

Investment of dividends	—	—	2,299	13,774

Total	200,183	1,194,161	167,750	942,290

Cost of shares repurchased	(51,804)	(307,655)	(159,231)	(917,473)

Exchanged into associated funds	(9,719)	(57,116)	(27,133)	(152,011)

Converted to Class A*	(4,912)	(29,268)	(20,805)	(119,979)

Total	(66,435)	(394,039)	(207,169)	(1,189,463)

Increase (decrease)	133,748	$800,122	(39,419)	$(247,173)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	193,175	$1,148,048	371,423	$2,089,435

Exchanged from associated funds	196,155	1,165,339	83,877	470,709

Investment of dividends	—	—	4,366	26,152

Total	389,330	2,313,387	459,666	2,586,296

Cost of shares repurchased	(97,002)	(578,144)	(279,504)	(1,574,674)

Exchanged into associated funds	(109,135)	(646,050)	(62,858)	(337,465)

Total	(206,137)	(1,224,194)	(342,362)	(1,912,139)

Increase	183,193	$1,089,193	117,304	$674,157

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	76,028	$454,408	79,560	$444,516

Exchanged from associated funds	74,953	445,159	76,984	435,183

Investment of dividends	—	—	1,159	6,940

Total	150,981	899,567	157,703	886,639

Cost of shares repurchased	(45,421)	(268,834)	(80,714)	(459,790)

Exchanged into associated funds	(10,699)	(63,126)	(3,270)	(18,721)

Total	(56,120)	(331,960)	(83,984)	(478,511)

Increase	94,861	$567,607	73,719	$408,128

See footnote on page 26.

Notes to Financial Statements (unaudited)

Harvester Fund	Six Months Ended June 30, 2005		Year Ended December 31, 2004

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	295,964	$1,594,993	439,764	$2,298,900

Exchanged from associated funds	31,383	168,173	65,682	345,904

Converted from Class B*	11,432	61,888	11,491	60,885

Investment of dividends	6,871	37,232	13,418	71,225

Total	345,650	1,862,286	530,355	2,776,914

Cost of shares repurchased	(155,837)	(844,702)	(196,514)	(1,043,866)

Exchanged into associated funds	(12,430)	(67,517)	(13,260)	(69,639)

Total	(168,267)	(912,219)	(209,774)	(1,113,505)

Increase	177,383	$950,067	320,581	$1,663,409

Class B	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	17,539	$94,715	47,142	$245,837

Exchanged from associated funds	74,825	406,315	146,483	765,910

Investment of dividends	1,890	10,247	7,745	41,211

Total	94,254	511,277	201,370	1,052,958

Cost of shares repurchased	(111,633)	(604,811)	(259,692)	(1,349,023)

Exchanged into associated funds	(31,793)	(170,917)	(23,621)	(123,397)

Converted to Class A*	(11,432)	(61,888)	(11,490)	(60,877)

Total	(154,858)	(837,616)	(294,803)	(1,533,297)

Decrease	(60,604)	$(326,339)	(93,433)	$(480,339)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	65,463	$353,581	138,229	$726,823

Exchanged from associated funds	25,816	139,046	147,654	775,651

Investment of dividends	3,193	17,315	12,210	64,996

Total	94,472	509,942	298,093	1,567,470

Cost of shares repurchased	(89,781)	(485,225)	(386,700)	(2,013,876)

Exchanged into associated funds	(31,243)	(168,420)	(97,039)	(509,818)

Total	(121,024)	(653,645)	(483,739)	(2,523,694)

Decrease	(26,552)	$(143,703)	(185,646)	$(956,224)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	66,974	$362,663	45,170	$237,645

Exchanged from associated funds	20,085	109,596	48,895	256,599

Investment of dividends	687	3,725	2,009	10,703

Total	87,746	475,984	96,074	504,947

Cost of shares repurchased	(33,008)	(178,847)	(168,973)	(899,170)

Exchanged into associated funds	(1,958)	(10,588)	(5,566)	(28,867)

Total	(34,966)	(189,435)	(174,539)	(928,037)

Increase (decrease)	52,780	$286,549	(78,465)	$(423,090)

*

Automatic conversion of Class B shares to Class A shares approximately eight years after the initial purchase date. The amounts of dividends accrued on Class B shares between the last dividend payment date and the conversion date is invested in Class A shares and is included in the conversion from Class B amount.

Notes to Financial Statements (unaudited)

7.

Other Matters — The circumstances described below relate to certain regulatory matters affecting certain of the Seligman registered investment companies (“Seligman Funds”). Although Seligman Time Horizon/Harvester Series did not receive any payments directly from the Manager, the Series does invest in certain of the Seligman Funds that were affected and received payments from the Manager.

The Manager conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman Funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three already had been terminated prior to the end of September 2002. The Securities and Exchange Commission (the “SEC”) and the Attorney General of the State of New York also are reviewing these matters.

The Manager also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. At the time such orders were placed, this practice was permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements involving frequent trading, in May 2004, the Manager made payments to three funds and agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares. Seligman Time Horizon/Harvester Series does not pay brokerage commissions and thus did not receive any payment from the Manager.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. “Total Return” shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any taxes or sales charges and are not annualized for periods of less than one year.

Time Horizon 30 Fund

	Six Months Ended 6/30/05		Year Ended December 31,					1/10/00* to 12/31/00

Class A			2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.56		$5.68		$4.08	$5.51	$6.24	$7.14

Income (Loss) from Investment Operations:

Net investment loss	(0.01)		(0.03)		(0.02)	(0.02)	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	—	‡‡	0.91		1.62	(1.41)	(0.46)	(0.84)

Total from Investment Operations	(0.01)		0.88		1.60	(1.43)	(0.49)	(0.87)

Less Distributions:

Distributions from net investment income	—		—		—	—	(0.03)	—

Distributions from net realized capital gains	—		—		—	—	(0.21)	(0.03)

Total Distributions	—		—		—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$6.55		$6.56		$5.68	$4.08	$5.51	$6.24

Total Return	(0.15)%		15.49%	#	39.22%	(25.95)%	(7.47)%	(12.18)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,555		$4,230		$2,703	$1,531	$1,399	$485

Ratio of expenses to average net assets	0.45%	‡	0.51%		0.51%	0.51%	0.51%	0.51%	†

Ratio of net investment loss to average net assets	(0.45)%	‡	(0.50)%		(0.47)%	(0.49)%	(0.49)%	(0.51)%	†

Portfolio turnover rate	2.97%		2.79%		1.74%	—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.05%	‡	1.22%		1.58%	1.93%	3.70%	25.60%	†

Ratio of net investment loss to average net assets	(1.05)%	‡	(1.21)%		(1.55)%	(1.91)%	(3.68)%	(25.60)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)

	Six Months Ended 6/30/05		Year Ended December 31,					4/24/00†† to 12/31/00

Class B			2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.33		$5.53		$3.99	$5.43	$6.21	$7.00

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.07)		(0.06)	(0.06)	(0.07)	(0.05)

Net realized and unrealized gain (loss) on investments	0.01		0.87		1.60	(1.38)	(0.47)	(0.71)

Total from Investment Operations	(0.03)		0.80		1.54	(1.44)	(0.54)	(0.76)

Less Distributions:

Distributions from net investment income	—		—		—	—	(0.03)	—

Distributions from net realized capital gains	—		—		—	—	(0.21)	(0.03)

Total Distributions	—		—		—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$6.30		$6.33		$5.53	$3.99	$5.43	$6.21

Total Return	(0.47)%		14.47%	#	38.60%	(26.52)%	(8.32)%	(10.85)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,217		$2,060		$1,490	$806	$679	$262

Ratio of expenses to average net assets	1.21%	‡	1.26%		1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment loss to average net assets	(1.21)%	‡	(1.25)%		(1.22)%	(1.24)%	1.24%	(1.26)%	†

Portfolio turnover rate	2.97%		2.79%		1.74%	—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.81%	‡	1.97%		2.33%	2.68%	4.45%	14.14%	†

Ratio of net investment loss to average net assets	(1.81)%	‡	(1.96)%		(2.30)%	(2.66)%	(4.43)%	(14.14)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)

	Six Months Ended 6/30/05		Year Ended December 31,					2/8/00†† to 12/31/00

Class C			2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.33		$5.53		$3.99	$5.43	$6.21	$7.56

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.07)		(0.06)	(0.06)	(0.07)	(0.07)

Net realized and unrealized gain (loss) on investments	0.01		0.87		1.60	(1.38)	(0.47)	(1.25)

Total from Investment Operations	(0.03)		0.80		1.54	(1.44)	(0.54)	(1.32)

Less Distributions:

Distributions from net investment income	—		—		—	—	(0.03)	—

Distributions from net realized capital gains	—		—		—	—	(0.21)	(0.03)

Total Distributions	—		—		—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$6.30		$6.33		$5.53	$3.99	$5.43	$6.21

Total Return	(0.47)%		14.47%	#	38.60%	(26.52)%	(8.32)%	(17.46)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,822		$2,755		$2,086	$1,649	$1,950	$1,251

Ratio of expenses to average net assets	1.21%	‡	1.26%		1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment loss to average net assets	(1.21)%	‡	(1.25)%		(1.22)%	(1.24)%	(1.24)%	(1.26)%	†

Portfolio turnover rate	2.97%		2.79%		1.74%	—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.81%	‡	1.97%		2.33%	2.68%	4.45%	14.14%	†

Ratio of net investment loss to average net assets	(1.81)%	‡	(1.96)%		(2.30)%	(2.66)%	(4.43)%	(14.14)%	)†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 30 Fund (continued)

	Six Months Ended 6/30/05		Year Ended December 31,					2/14/00†† to 12/31/00

Class D			2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.33		$5.53		$3.99	$5.43	$6.21	$7.58

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.07)		(0.06)	(0.06)	(0.07)	(0.08)

Net realized and unrealized gain (loss) on investments	0.01		0.87		1.60	(1.38)	(0.47)	(1.26)

Total from Investment Operations	(0.03)		0.80		1.54	(1.44)	(0.54)	(1.34)

Less Distributions:

Distributions from net investment income	—		—		—	—	(0.03)	—

Distributions from net realized capital gains	—		—		—	—	(0.21)	(0.03)

Total Distributions	—		—		—	—	(0.24)	(0.03)

Net Asset Value, End of Period	$6.30		$6.33		$5.53	$3.99	$5.43	$6.21

Total Return	(0.47)%		14.47%	#	38.60%	(26.52)%	(8.32)%	(17.67)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$704		$768		$707	$355	$395	$174

Ratio of expenses to average net assets	1.21%	‡	1.26%		1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment loss to average net assets	(1.21)%	‡	(1.25)%		(1.22)%	(1.24)%	(1.24)%	(1.26)%	†

Portfolio turnover rate	2.97%		2.79%		1.74%	—	—	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.81%	‡	1.97%		2.33%	2.68%	4.45%	14.14%	†

Ratio of net investment loss to average net assets	(1.81)%	‡	(1.96)%		(2.30)%	(2.66)%	(4.43)%	(14.14)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 20 Fund

	Six Months Ended 6/30/05		Year Ended December 31,					1/10/00* to 12/31/00

Class A			2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.53		$5.67		$4.11	$5.59	$6.47	$7.14

Income (Loss) from Investment Operations:

Net investment loss	(0.01)		(0.03)		(0.02)	(0.02)	(0.03)	(0.03)

Net realized and unrealized gain (loss) on investments	(0.01)		0.89		1.58	(1.46)	(0.61)	(0.60)

Total from Investment Operations	(0.02)		0.86		1.56	(1.48)	(0.64)	(0.63)

Less Distributions:

Distributions from net investment income	—		—		—	—	(0.03)	—

Distributions from net realized capital gains	—		—		—	—	(0.21)	(0.04)

Total Distributions	—		—		—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$6.51		$6.53		$5.67	$4.11	$5.59	$6.47

Total Return	(0.46)%		15.34%	#	37.96%	(26.48)%	(9.52)%	(8.83)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,700		$7,179		$4,657	$2,683	$2,842	$1,171

Ratio of expenses to average net assets	0.45%	‡	0.50%		0.50%	0.51%	0.51%	0.51%	†

Ratio of net investment loss to average net assets	(0.45)%	‡	(0.47)%		(0.41)%	(0.44)%	(0.44)%	(0.51)%	†

Portfolio turnover rate	2.61%		5.50%		1.55%	3.01%	—	0.62%	ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	0.68%	‡	0.75%		0.81%	1.19%	1.64%	11.84%	†

Ratio of net investment loss to average net assets	(0.68)%	‡	(0.72)%		(0.73)%	(1.12)%	(1.57)%	(11.84)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)

	Six Months Ended 6/30/05		Year Ended December 31,					3/21/00†† to 12/31/00

Class B			2004		2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.28		$5.49		$4.00	$5.48	$6.41	$7.93

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.07)		(0.05)	(0.06)	(0.07)	(0.07)

Net realized and unrealized gain (loss) on investments	(0.01)		0.86		1.54	(1.42)	(0.62)	(1.41)

Total from Investment Operations	(0.05)		0.79		1.49	(1.48)	(0.69)	(1.48)

Less Distributions:

Distributions from net investment income	—		—		—	—	(0.03)	—

Distributions from net realized capital gains	—		—		—	—	(0.21)	(0.04)

Total Distributions	—		—		—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$6.23		$6.28		$5.49	$4.00	$5.48	$6.41

Total Return	(0.80)%		14.39%	#	37.25%	(27.01)%	(10.40)%	(18.67)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,273		$4,041		$2,949	$1,559	$1,463	$739

Ratio of expenses to average net assets	1.21%	‡	1.25%		1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment loss to average net assets	(1.21)%	‡	(1.22)%		(1.16)%	(1.19)%	(1.19)%	(1.26)%	†

Portfolio turnover rate	2.61%		5.50%		1.55%	3.01%	—	0.62%	ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.44%	‡	1.50%		1.56%	1.94%	2.39%	5.84%	†

Ratio of net investment loss to average net assets	(1.44)%	‡	(1.47)%		(1.48)%	(1.87)%	(2.32)%	(5.84)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)

	Six Months Ended		Year Ended December 31,					1/18/00†† to

Class C	6/30/05		2004		2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$6.28		$5.49		$4.00	$5.48	$6.41	$7.28

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.07)		(0.05)	(0.06)	(0.07)	(0.08)

Net realized and unrealized gain (loss) on investments	(0.01)		0.86		1.54	(1.42)	(0.62)	(0.75)

Total from Investment Operations	(0.05)		0.79		1.49	(1.48)	(0.69)	(0.83)

Less Distributions:

Distributions from net investment income	—		—		—	—	(0.03)	—

Distributions from net realized capital gains	—		—		—	—	(0.21)	(0.04)

Total Distributions	—		—		—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$6.23		$6.28		$5.49	$4.00	$5.48	$6.41

Total Return	(0.80)%		14.39%	#	37.25%	(27.01)%	(10.40)%	(11.41)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$7,784		$6,588		$5,695	$4,405	$6,017	$2,729

Ratio of expenses to average net assets	1.21%	‡	1.25%		1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment loss to average net assets	(1.21)%	‡	(1.22)%		(1.16)%	(1.19)%	(1.19)%	(1.26)%	†

Portfolio turnover rate	2.61%		5.50%		1.55%	3.01%	—	0.62%	ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.44%	‡	1.50%		1.56%	1.94%	2.39%	5.84%	†

Ratio of net investment loss to average net assets	(1.44)%	‡	(1.47)%		(1.48)%	(1.87)%	(2.32)%	(5.84)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 20 Fund (continued)

	Six Months Ended		Year Ended December 31,					1/21/00†† to

Class D	6/30/05		2004		2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$6.28		$5.49		$4.00	$5.48	$6.41	$7.31

Income (Loss) from Investment Operations:

Net investment loss	(0.04)		(0.07)		(0.05)	(0.06)	(0.07)	(0.09)

Net realized and unrealized gain (loss) on investments	(0.01)		0.86		1.54	(1.42)	(0.62)	(0.77)

Total from Investment Operations	(0.05)		0.79		1.49	(1.48)	(0.69)	(0.86)

Less Distributions:

Distributions from net investment income	—		—		—	—	(0.03)	—

Distributions from net realized capital gains	—		—		—	—	(0.21)	(0.04)

Total Distributions	—		—		—	—	(0.24)	(0.04)

Net Asset Value, End of Period	$6.23		$6.28		$5.49	$4.00	$5.48	$6.41

Total Return	(0.80)%		14.39%	#	37.25%	(27.01)%	(10.40)%	(11.77)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,618		$1,340		$1,217	$933	$1,057	$687

Ratio of expenses to average net assets	1.21%	‡	1.25%		1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment loss to average net assets	(1.21)%	‡	(1.22)%		(1.16)%	(1.19)%	(1.19)%	(1.26)%	†

Portfolio turnover rate	2.61%		5.50%		1.55%	3.01%	—	0.62%	ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.44%	‡	1.50%		1.56%	1.94%	2.39%	5.84%	†

Ratio of net investment loss to average net assets	(1.44)%	‡	(1.47)%		(1.48)%	(1.87)%	(2.32)%	(5.84)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 10 Fund

	Six Months		Year Ended December 31,				1/10/00*
	Ended						to
Class A	6/30/05		2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$6.18		$5.53	$4.19	$5.55	$6.59	$7.14

Income (Loss) from Investment Operations:

Net investment income	0.02		0.05	0.04	0.05	0.10	0.10

Net realized and unrealized gain (loss) on investments	(0.01)		0.66	1.34	(1.35)	(0.82)	(0.60)

Total from Investment Operations	0.01		0.71	1.38	(1.30)	(0.72)	(0.50)

Less Distributions:

Distributions from net investment income	—		(0.05)	(0.04)	(0.05)	(0.13)	—

Dividends in excess of net investment
income	—		(0.01)	—	—	—	—

Return of capital	—		—	—	(0.01)	—	—

Distributions from net realized capital gains	—		—	—	—	(0.19)	(0.05)

Total Distributions	—		(0.06)	(0.04)	(0.06)	(0.32)	(0.05)

Net Asset Value, End of Period	$6.19		$6.18	$5.53	$4.19	$5.55	$6.59

Total Return	0.16%		12.79% #	32.96%	(23.43)%	(10.69)%	(7.02)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,371		$7,313	$4,415	$2,627	$3,014	$1,037

Ratio of expenses to average net assets	0.37%	‡	0.50%	0.50%	0.51%	0.51%	0.51%	†

Ratio of net investment income to average net assets	0.82%	‡	0.80%	0.87%	1.01%	1.64%	1.44%	†

Portfolio turnover rate	—		16.84%	7.48%	8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	0.63%	‡	0.70%	0.81%	0.87%	1.27%	8.02%	†

Ratio of net investment income (loss) to average net assets	0.56%	‡	0.62%	0.56%	0.65%	0.88%	(6.07)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)

	Six Months Ended		Year Ended December 31,				2/18/00†† to

Class B	6/30/05		2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$6.10		$5.47	$4.16	$5.50	$6.55	$7.33

Income (Loss) from Investment Operations:

Net investment income	—	‡‡	0.01	0.01	0.02	0.05	0.04

Net realized and unrealized gain (loss) on investments	(0.01)		0.64	1.31	(1.33)	(0.81)	(0.77)

Total from Investment Operations	(0.01)		0.65	1.32	(1.31)	(0.76)	(0.73)

Less Distributions:

Distributions from net investment income	—		(0.01)	(0.01)	(0.02)	(0.10)	—

Dividends in excess of net investment income	—		(0.01)	—	—	—	—

Return of capital	—		—	—	(0.01)	—	—

Distributions from net realized capital gains	—		—	—	—	(0.19)	(0.05)

Total Distributions	—		(0.02)	(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value,End of Period	$6.09		$6.10	$5.47	$4.16	$5.50	$6.55

Total Return	(0.33)%		12.11% #	31.71%	(23.90)%	(11.38)%	(9.98)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,164		$4,360	$4,123	$3,110	$4,270	$2,865

Ratio of expenses to average net assets	1.13%	‡	1.25%	1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment income to average net assets	0.06%	‡	0.05%	0.12%	0.26%	0.89%	0.69%	†

Portfolio turnover rate	—		16.84%	7.48%	8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.39%	‡	1.45%	1.56%	1.62%	2.02%	4.36%	†

Ratio of net investment income (loss) to average net assets	(0.20)%	‡	(0.14)%	(0.19)%	(0.10)%	0.13%	(2.41)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)

	Six Months Ended 6/30/05		Year Ended December 31,				3/6/00†† to 12/31/00

Class C			2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.11		$5.47	$4.16	$5.50	$6.55	$7.78

Income (Loss) from Investment Operations:

Net investment income	—	‡‡	0.01	0.01	0.02	0.05	0.04

Net realized and unrealized gain (loss) on investments	(0.02)		0.65	1.31	(1.33)	(0.81)	(1.22)

Total from Investment Operations	(0.02)		0.66	1.32	(1.31)	(0.76)	(1.18)

Less Distributions:

Distributions from net investment income	—		(0.01)	(0.01)	(0.02)	(0.10)	—

Dividends in excess of net investment income	—		(0.01)	—	—	—	—

Return of capital	—		—	—	(0.01)	—	—

Distributions from net realized capital gains	—		—	—	—	(0.19)	(0.05)

Total Distributions	—		(0.02)	(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$6.09		$6.11	$5.47	$4.16	$5.50	$6.55

Total Return	(0.33)%		12.11% #	31.71%	(23.90)%	(11.38)%	(15.18)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$9,076		$7,981	$6,510	$6,491	$7,933	$2,331

Ratio of expenses to average net assets	1.13%	‡	1.25%	1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment income to average net assets	0.06%	‡	0.05%	0.12%	0.26%	0.89%	0.69%	†

Portfolio turnover rate	—		16.84%	7.48%	8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.39%	‡	1.46%	1.56%	1.62%	2.02%	4.36%	†

Ratio of net investment income (loss) to average net assets	(0.20)%	‡	(0.14)%	(0.19)%	(0.10)%	0.13%	(2.41)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Time Horizon 10 Fund (continued)

	Six Months Ended 6/30/05		Year Ended December 31,				2/15/00†† to 12/31/00

Class D			2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$6.11		$5.47	$4.16	$5.50	$6.55	$7.42

Income (Loss) from Investment Operations:

Net investment income	—	‡‡	0.01	0.01	0.02	0.05	0.04

Net realized and unrealized gain (loss) on investments	(0.02)		0.65	1.31	(1.33)	(0.81)	(0.86)

Total from Investment Operations	(0.02)		0.66	1.32	(1.31)	(0.76)	(0.82)

Less Distributions:

Distributions from net investment income	—		(0.01)	(0.01)	(0.02)	(0.10)	—

Dividends in excess of net investment income	—		(0.01)	—	—	—	—

Return of capital	—		—	—	(0.01)	—	—

Distributions from net realized capital gains	—		—	—	—	(0.19)	(0.05)

Total Distributions	—		(0.02)	(0.01)	(0.03)	(0.29)	(0.05)

Net Asset Value, End of Period	$6.09		$6.11	$5.47	$4.16	$5.50	$6.55

Total Return	(0.33)%		12.11% #	31.71%	(23.90)%	(11.38)%	(11.07)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$2,572		$1,999	$1,388	$994	$1,209	$839

Ratio of expenses to average net assets	1.13%	‡	1.25%	1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment income to average net assets	0.06%	‡	0.05%	0.12%	0.26%	0.89%	0.69%	†

Portfolio turnover rate	—		16.84%	7.48%	8.20%	6.38%	—

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.39%	‡	1.45%	1.56%	1.62%	2.02%	4.36%	†

Ratio of net investment income (loss) to average net assets	(0.20)%	‡	(0.14)%	(0.19)%	(0.10)%	0.13%	2.41%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Harvester Fund

	Six Months Ended 6/30/05
			Year Ended December 31,				1/10/00* to 12/31/00

Class A			2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.53		$5.13	$4.29	$5.31	$6.56	$7.14

Income (Loss) from Investment
Operations:

Net investment income	0.04		0.08	0.08	0.10	0.20	0.23

Net realized and unrealized gain (loss)
on investments	(0.02)		0.42	0.83	(0.96)	(1.15)	(0.57)

Total from Investment Operations	0.02		0.50	0.91	(0.86)	(0.95)	(0.34)

Less Distributions:

Distributions from net investment income	(0.04)		(0.08)	(0.07)	(0.10)	(0.24)	(0.23)

Dividends in excess of net investment
income	—		(0.02)	—	(0.04)	—	—

Return of capital	—		—	—	(0.02)	—	—

Distributions from net realized capital gains	—		—	—	—	(0.06)	(0.01)

Total Distributions	(0.04)		(0.10)	(0.07)	(0.16)	(0.30)	(0.24)

Net Asset Value, End of Period	$5.51		$5.53	$5.13	$4.29	$5.31	$6.56

Total Return	0.36%		9.90% #	21.44%	(16.54)%	(14.64)%	(4.99)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$6,059		$5,092	$3,085	$2,135	$1,830	$1,339

Ratio of expenses to average net assets	0.37%	‡	0.50%	0.50%	0.51%	0.51%	0.51%	†

Ratio of net investment income to average
net assets	1.67%	‡	1.46%	1.52%	1.85%	3.47%	3.38%	†

Portfolio turnover rate	3.43%		25.59%	5.69%	39.28%	12.80%	9.14%	ø

Without fee waiver and expense
reimbursement:**

Ratio of expenses to average net assets	0.78%	‡	0.79%	0.73%	1.05%	1.36%	12.49%	†

Ratio of net investment income (loss)
to average net assets	1.26%	‡	1.19%	1.29%	1.31%	2.61%	(8.60)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Harvester Fund (continued)

	Six Months Ended 6/30/05						2/17/00†† to 12/31/00
			Year Ended December 31,

Class B			2004	2003	2002	2001

Per Share Data:

Net Asset Value, Beginning of Period	$5.53		$5.13	$4.29	$5.31	$6.54	$7.16

Income (Loss) from Investment
Operations:

Net investment income	0.02		0.04	0.04	0.05	0.16	0.16

Net realized and unrealized gain (loss)
on investments	(0.02)		0.42	0.84	(0.96)	(1.15)	(0.61)

Total from Investment Operations	—		0.46	0.88	(0.91)	(0.99)	(0.45)

Less Distributions:

Distributions from net investment income	(0.02)		(0.04)	(0.04)	(0.05)	(0.18)	(0.16)

Dividends in excess of net investment
income	—		(0.02)	—	(0.04)	—	—

Return of capital	—		—	—	(0.02)	—	—

Distributions from net realized capital gains	—		—	—	—	(0.06)	(0.01)

Total Distributions	(0.02)		(0.06)	(0.04)	(0.11)	(0.24)	(0.17)

Net Asset Value, End of Period	$5.51		$5.53	$5.13	$4.29	$5.31	$6.54

Total Return	(0.01)%		9.09% #	20.55%	(17.28)%	(15.18)%	(6.11)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,589		$3,932	$4,133	$2,855	$2,470	$1,115

Ratio of expenses to average net assets	1.13%	‡	1.25%	1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment income to average
net assets	0.91%	‡	0.71%	0.77%	1.10%	2.72%	2.63%	†

Portfolio turnover rate	3.43%		25.59%	5.69%	39.28%	12.80%	9.14%	ø

Without fee waiver and expense
reimbursement:**

Ratio of expenses to average net assets	1.54%	‡	1.54%	1.48%	1.80%	2.11%	6.04%	†

Ratio of net investment income (loss)
to average net assets	0.50%	‡	0.44%	0.54%	0.56%	1.86%	(2.15)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Harvester Fund (continued)

	Six Months Ended		Year Ended December 31,				1/18/00†† to

Class C	6/30/05		2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.53		$5.13	$4.29	$5.31	$6.54	$7.16

Income (Loss) from Investment Operations:

Net investment income	0.02		0.04	0.04	0.05	0.15	0.18

Net realized and unrealized gain (loss) on investments	(0.02)		0.42	0.84	(0.96)	(1.14)	(0.61)

Total from Investment Operations	—		0.46	0.88	(0.91)	(0.99)	(0.43)

Less Distributions:

Distributions from net investment income	(0.02)		(0.04)	(0.04)	(0.05)	(0.18)	(0.18)

Dividends in excess of net investment income	—		(0.02)	—	(0.04)	—	—

Return of capital	—		—	—	(0.02)	—	—

Distributions from net realized capital gains	—		—	—	—	(0.06)	(0.01)

Total Distributions	(0.02)		(0.06)	(0.04)	(0.11)	(0.24)	(0.19)

Net Asset Value, End of Period	$5.51		$5.53	$5.13	$4.29	$5.31	$6.54

Total Return	(0.01)%		9.09% #	20.55%	(17.28)%	(15.18)%	(6.02)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,987		$6,149	$6,665	$6,371	$7,965	$2,704

Ratio of expenses to average net assets	1.13%	‡	1.25%	1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment income to average net assets	0.91%	‡	0.71%	0.77%	1.10%	2.72%	2.63%	†

Portfolio turnover rate	3.43%		25.59%	5.69%	39.28%	12.80%	9.14%	ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.54%	‡	1.54%	1.48%	1.80%	2.11%	6.04%	†

Ratio of net investment income (loss) to average net assets	0.50%	‡	0.44%	0.54%	0.56%	1.86%	(2.15)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

Harvester Fund (continued)

	Six Months Ended		Year Ended December 31,				2/29/00†† to

Class D	6/30/05		2004	2003	2002	2001	12/31/00

Per Share Data:

Net Asset Value, Beginning of Period	$5.53		$5.13	$4.29	$5.31	$6.54	$7.21

Income (Loss) from Investment Operations:

Net investment income	0.02		0.04	0.04	0.05	0.15	0.16

Net realized and unrealized gain (loss) on investments	(0.02)		0.42	0.84	(0.96)	(1.14)	(0.66)

Total from Investment Operations	—		0.46	0.88	(0.91)	(0.99)	(0.50)

Less Distributions:

Distributions from net investment income	(0.02)		(0.04)	(0.04)	(0.05)	(0.18)	(0.16)

Dividends in excess of net investment income	—		(0.02)	—	(0.04)	—	—

Return of capital	—		—	—	(0.02)	—	—

Distributions from net realized capital gains	—		—	—	—	(0.06)	(0.01)

Total Distributions	(0.02)		(0.06)	(0.04)	(0.11)	(0.24)	(0.17)

Net Asset Value, End of Period	$5.51		$5.53	$5.13	$4.29	$5.31	$6.54

Total Return	(0.01)%		9.09% #	20.55%	(17.28)%	(15.18)%	(7.19)%	øø

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,395		$1,106	$1,431	$1,125	$1,316	$122

Ratio of expenses to average net assets	1.13%	‡	1.25%	1.25%	1.26%	1.26%	1.26%	†

Ratio of net investment income to average net assets	0.91%	‡	0.71%	0.77%	1.10%	2.72%	2.63%	†

Portfolio turnover rate	3.43%		25.59%	5.69%	39.28%	12.80%	9.14%	ø

Without fee waiver and expense reimbursement:**

Ratio of expenses to average net assets	1.54%	‡	1.54%	1.48%	1.80%	2.11%	6.04%	†

Ratio of net investment income (loss) to average net assets	0.50%	‡	0.44%	0.54%	0.56%	1.86%	(2.15)%	†

See footnotes on page 44.

Financial Highlights (unaudited)

*	Commencement of investment operations.
**	The Manager, at its discretion, reimbursed certain expenses and waived management fees for the periods presented (Note 3).
†

In computing the ratios of expenses and net investment income to average net assets, income and expenses, other than organization expenses are annualized. Organization expenses are not annualized because they were a one-time expense incurred at the Series’ commencement of investment operations.

††	Commencement of issuance of shares.
#	Excluding the effect of the payments to certain of the underlying Seligman Funds received from the Manager (Note 7), total return would have been as follows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund

Class A	15.43%	Class A	15.30%	Class A	12.77%	Class A	9.89%

Class B	14.41	Class B	14.35	Class B	12.09	Class B	9.08

Class C	14.41	Class C	14.35	Class C	12.09	Class C	9.08

Class D	14.41	Class D	14.35	Class D	12.09	Class D	9.08

ø	For the period 1/10/00 to 12/31/01.
øø

The total return shown for each Class of shares from commencement of investment operations/issuance of shares to 12/31/00, is calculated from the later of the respective Fund’s commencement of investment operations date (1/10/00) or the initial issuance date of shares of the Class. The total returns for Class A shares were calculated from the commencement of investment operations date. Class B, C and D shares of the Fund were offered to the public on the commencement of investment operations date, but were first issued on the respective dates shown in the table. If shares of each Class had been issued on the commencement of investment operations date, the total returns for each Class would have been as follows:

Time Horizon 30 Fund		Time Horizon 20 Fund		Time Horizon 10 Fund		Harvester Fund

Class A	(12.18)%	Class A	(8.83)%	Class A	(7.02)%	Class A	(4.99)%

Class B	(12.53)	Class B	(9.46)	Class B	(7.78)	Class B	(5.87)

Class C	(12.77)	Class C	(9.69)	Class C	(7.64)	Class C	(5.98)

Class D	(12.76)	Class D	(9.68)	Class D	(7.90)	Class D	(5.97)

These total returns have been computed from the commencement of investment operations date and incorporate the total return of Class A shares of the Fund from the commencement of investment operations date through the initial issuance dates of each of the other classes of shares, adjusted to reflect the higher expenses associated with the Administration, Shareholder Services and Distribution Plan for those classes that would have been incurred had they first been issued on the commencement of investment operations date.

‡	Annualized.
‡‡	Less than + or – $0.01 per share.
See Notes to Financial Statements.

Board of Directors

Robert B. Catell 2, 3		Leroy C. Richie 1, 3

•	Chairman, Chief Executive Officer and Director,	•	Chairman and Chief Executive Officer,
	KeySpan Corporation		Q Standards Worldwide, Inc.
John R. Galvin 1, 3		•	Director, Kerr-McGee Corporation

•	Dean Emeritus,	Robert L. Shafer 2, 3
Fletcher School of Law and Diplomacy at Tufts
	University	•	Ambassador and Permanent Observer of the
Sovereign Military Order of Malta to the
United Nations
Alice S. Ilchman 2, 3
James N. Whitson 1, 3
•	President Emerita, Sarah Lawrence College
•	Director, Jeannette K. Watson Summer	•	Retired Executive Vice President and Chief
	Fellowship		Operating Officer, Sammons Enterprises, Inc.
•	Trustee, Committee for Economic Development	•	Director, CommScope, Inc.

Frank A. McPherson 2, 3		Brian T. Zino

•	Retired Chairman of the Board and Chief	•	Director and President,
	Executive Officer, Kerr-McGee Corporation		J. & W. Seligman & Co. Incorporated
•	Director, ConocoPhillips	•	Chairman, Seligman Data Corp.
•	Director, Integris Health	•	Director, ICI Mutual Insurance Company
		•	Member of the Board of Governors,
Betsy S. Michel 1, 3			Investment Company Institute

•	Trustee, The Geraldine R. Dodge Foundation

William C. Morris		Member:	1	Audit Committee
			2	Director Nominating Committee
•	Chairman, J. & W. Seligman & Co. Incorporated		3	Board Operations Committee
•	Chairman, Carbo Ceramics Inc.

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta

Vice President and Chief Compliance Officer	Secretary

Charles W. Kadlec

Vice President

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Fund will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov. In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov . 2

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Time Horizon/Harvester Series, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Fund, each of which should be considered carefully before investing. The prospectus, which contains information about these factors, should be read carefully before investing or sending money.

1.
This reference to Seligman’s website is an inactive textual reference and information contained in or otherwise accessible through Seligman’s website does not form a part of this report or the Funds’ prospectus.

2.
Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

THF3 6/05

ITEM 2.    CODE OF ETHICS.
                Not applicable.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.
                Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.
                Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.
                Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.
                Included in Item 1 above.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
           CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
                Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
           COMPANY AND AFFILIATED PURCHASERS.
                Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         The Board of Directors of the Registrant has a adopted a Nominating
Committee Charter which provides that the Nominating Committee (the "Committee")
may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Directors of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)      The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

 ITEM 12.  EXHIBITS.
 (a)(1)  Not applicable.
 (a)(2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
 (a)(3)  Not applicable.
 (b)     Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ BRIAN T. ZINO
         Brian T. Zino
         President and Chief Executive Officer

Date:    September 7, 2005

By:      /S/ LAWRENCE P. VOGEL
         Lawrence P. Vogel
         Vice President, Treasurer and Chief Financial Officer

Date:    September 7, 2005

SELIGMAN TIME HORIZON/HARVESTER SERIES, INC.

EXHIBIT INDEX

          (a)(2)  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the
                  Investment Company Act of 1940.

          (b)     Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company
                  Act of 1940.